Revenue Analysis and Segment Information (Details) - Schedule of reportable segment revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Revenue Reconciling Item [Line Items]
Reportable segment revenues	$ 357,821	$ 50,289	$ 11,577
Cost of revenues	(336,752)	(37,295)	(9,459)
Reconciling Items
Depreciation and amortization	(5,203)	(2)	(2)
Insurance Marketing [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Reportable segment revenues	65,880	49,232	11,577
Revenue, net	66,951	50,289	11,577
Revenue, net – Others	23,098
Eliminations	(717)
Cost of revenues	(336,752)	(37,295)	(9,459)
Cost of revenues	(58,872)	(37,295)	(9,459)
Cost of revenues-Others	(13,115)
Eliminations	(1)
Reconciling Items
Selling, general and administrative	(61,291)	(2,906)	(363)
Depreciation and amortization	(5,203)	(2)	(2)
Impairment of cryptocurrencies	(925)
Gain(loss) on deconsolidation		(482)
Other income(expense)	(1,962)	(5,053)	41
Current income tax expense	(739)	(147)	(324)
Net income(loss)	(49,051)	4,404	1,470
Commodity Trading [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Reportable segment revenues	275,363
Revenue, net	268,489
Cost of revenues	$ (264,764)